Intangible assets, net - Estimated amortization (Details) - Mar. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Intangible assets, net
2018	$ 671	¥ 4,621
2019	671	4,621
2020	671	4,621
2021	671	4,621
2022	671	4,621
2023 and thereafter	12,144	83,581
Total amortization expenses	$ 15,499	¥ 106,686